Related Party Transactions	12 Months Ended
Dec. 31, 2012
Related Party Transactions

16. Related Party Transactions

The Company has had, in the ordinary course of business, lending transactions with certain of its officers, directors, director nominees and their related and affiliated parties (related parties). The following table is a summary of activity of loans to related parties for the periods indicated.

	Year Ended December 31,
	2012	2011	2010
	(Dollars in thousands)
Balance - beginning of year	$2,150	$3,374	$8,174
New loans and advances	19,778	16,978	9,258
Repayments	(19,447)	(18,202)	(13,648)
Change in composition of related parties	45	—	(410)

Balance - end of year	$2,526	$2,150	$3,374

The Company has outstanding commitments to extend credit to related parties totaling $10.6 million and $9.2 million at December 31, 2012 and 2011, respectively.

Wiring and cabling installation for certain of the Company’s facilities were performed by an entity whose ownership includes a member of the Company’s board of directors. Total payments to this entity were $25,000 in 2012, $40,000 in 2011 and $68,000 in 2010 for such installation contract work.